UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DCF Capital, L.L.C.
           --------------------------------------------------
Address:   20 Dayton Avenue
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7546
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Floren
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (203) 618-1601
           --------------------------------------------------

Signature, Place, and Date of Signing:

            /s/                     Greenwich, Connecticut       5/14/2008
       ------------------------   --------------------------  ---------------
             [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             52
                                               -------------
                                                  74,008
Form 13F Information Table Value Total:        -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE










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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7         COLUMN 8
--------------------------------- -------------- ---------   --------  ----------------- ---------- -------- -----------------------
                                                             VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
--------------------------------- -------------- ---------   -------- --------  --- ---- ---------- -------- -------- -------- -----


Acergy S A                        Sponsored ADR  00443E104       431    20,500  SH       sole                 20,500
Agria Corp                        Sponsored ADR  00850H103       919   110,000  SH       sole                110,000
Ameron Intl Inc                   Common Stock   030710107     1,207    12,900  SH       sole                 12,900
Anadarko Pete Corp                Common Stock   032511107     1,746    27,700  SH       sole                 27,700
Apache Corp                       Common Stock   037411105       230     1,900  SH       sole                  1,900
Arch Coal Inc                     Common Stock   039380100       218     5,000  SH       sole                  5,000
Ariad Pharmaceuticals Inc         Common Stock   04033A100       142    42,000  SH       sole                 42,000
Array Biopharma Inc               Common Stock   04269X105     1,248    34,000  SH       sole                 34,000
BPZ Resources Inc                 Common Stock   055639108     2,580   117,300  SH       sole                117,300
Capstone Turbine Corp             Common Stock   14067D102       784   370,000  SH       sole                370,000
Cephalon Inc                      Common Stock   156708109     2,109    32,750  SH       sole                 32,750
Cepheid                           Common Stock   15670R107       829    34,000  SH       sole                 34,000
Chesapeake Energy Corp            Common Stock   165167107     1,315    28,500  SH       sole                 28,500
Comverge Inc                      Common Stock   205859101       258    25,000  SH       sole                 25,000
Curagen Corp                      Common Stock   23126R101       424   530,000  SH       sole                530,000
Daystar Technologies Inc          Common Stock   23962Q100       858    65,000  SH       sole                 65,000
Devon Energy Corp New             Common Stock   25179M103     1,168    11,200  SH       sole                 11,200
Diana Shipping Inc                Common Stock   Y2066G104     1,184    45,000  SH       sole                 45,000
Dryships Inc                      SHS            Y2109Q101       599    10,000  SH       sole                 10,000
Energy Conversion Devices Inc     Common Stock   292659109     1,136    38,000  SH       sole                 38,000
First Solar Inc                   Common Stock   336433107     2,381    13,000  SH       sole                 13,000
Foster Wheeler Ltd                SHS New        G36535139       679    12,000  SH       sole                 12,000
Genentech Inc                     Com New        368710406     2,395    29,500  SH       sole                 29,500
General Cable Corp Del New        Common Stock   369300108     2,534    42,900  SH       sole                 42,900
General Electric Co               Common Stock   369604103     2,665    72,000  SH       sole                 72,000
Genomic Health Inc                Common Stock   37244C101       567    30,000  SH       sole                 30,000
Gilead Sciences Inc               Common Stock   375558103       361     7,000  SH       sole                  7,000
Illumina Inc                      Common Stock   452327109     1,366    18,000  SH       sole                 18,000
Johnson & Johnson                 Common Stock   478160104       370     5,700  SH       sole                  5,700
Lilly Eli & Co                    Common Stock   532457108       232     4,505  SH       sole                  4,505
Lincoln Elec Hldgs Inc            Common Stock   533900106       322     5,000  SH       sole                  5,000
Middlebrook Pharmaceuticals Inc   Common Stock   596087106        56    14,000  SH       sole                 14,000
Monsanto Co New                   Common Stock   61166W101     4,210    37,756  SH       sole                 37,756
Myriad Genetics Inc               Common Stock   62855J104    19,430   482,000  SH       sole                482,000
Nanosphere Inc                    Common Stock   63009F105       391    45,200  SH       sole                 45,200
Navios Maritime Holdings Inc      Common Stock   Y62196103       650    70,000  SH       sole                 70,000
Navios Maritime Partners LP       Unit LPI       Y62267102       144    10,000  SH       sole                 10,000
Nxstage Medical Inc               Common Stock   67072V103       929   215,000  SH       sole                215,000
Noble Corporation                 SHS            G65422100     1,262    25,400  SH       sole                 25,400
Nuvelo Inc                        Com New        67072M301         9    12,000  SH       sole                 12,000
Paragon Shipping Inc              CL A           69913R309       227    15,000  SH       sole                 15,000
Petrohawk Energy Corp             Common Stock   716495106       736    36,500  SH       sole                 36,500
Regeneron Pharmaceuticals         Common Stock   75886F107     1,103    57,500  SH       sole                 57,500
Sangamo Biosciences Inc           Common Stock   800677106     4,542   447,000  SH       sole                447,000
Scientific Games Corp             CL A           80874P109     1,858    88,500  SH       sole                 88,500
Seattle Genetics Inc              Common Stock   812578102       582    64,000  SH       sole                 64,000
Sunpower Corp                     Com CL A       867652109     1,982    26,600  SH       sole                 26,600
Tapestry Pharmaceuticals Inc      Com New        876031204         2    40,000  SH       sole                 40,000
Third Wave Technologies Inc       Common Stock   88428W108       798    86,500  SH       sole                 86,500
Ultrapetrol Bahamas Ltd           Common Stock   P94398107       770    75,200  SH       sole                 75,200
Via Pharmaceuticals Inc           Common Stock   92554T103        36    12,000  SH       sole                 12,000
Whiting Pete Corp New             Common Stock   966387102     1,034    16,000  SH       sole                 16,000


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